UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2020

WESTERN ASSET

MACRO OPPORTUNITIES FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

II	Western Asset Macro Opportunities Fund

Performance review

For the six months ended April 30, 2020, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned -7.22%. The Fund’s unmanaged benchmark, the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Indexi (formerly known as ICE BofAML USD LIBOR 3-Month Constant Maturity Index), returned 1.14% for the same period. The Lipper Alternative Credit Focus Funds Category Averageii returned -7.69% over the same time frame.

Performance Snapshot as of April 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	-7.22%
Class A2	-7.21%
Class C	-7.49%
Class FI	-7.17%
Class I	-7.07%
Class IS	-6.97%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	1.14%
Lipper Alternative Credit Focus Funds Category Average	-7.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2020 for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 3.03%, 2.98%, 2.47%, 3.09%, 3.43% and 3.55%, respectively. Absent current fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class FI shares would have been 3.07%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2020 the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.57%, 1.59%, 2.29%, 1.61%, 1.30% and 1.21%, respectively.

Western Asset Macro Opportunities Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield (“junk”) bonds possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect; which may have a negative impact on the Fund’s performance. The Fund is non-diversified, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Macro Opportunities Fund

[i]

The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (formerly known as ICE BofAML USD LIBOR 3-Month Constant Maturity Index) is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2020 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 132 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Macro Opportunities Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2020 and October 31, 2019 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six months ended April 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-7.22%	$1,000.00	$927.80	1.59%	$7.62	Class A	5.00%	$1,000.00	$1,016.96	1.59%	$7.97
Class A2	-7.21	1,000.00	927.90	1.61	7.72	Class A2	5.00	1,000.00	1,016.86	1.61	8.07
Class C	-7.49	1,000.00	925.10	2.30	11.01	Class C	5.00	1,000.00	1,013.43	2.30	11.51
Class FI	-7.17	1,000.00	928.30	1.63	7.81	Class FI	5.00	1,000.00	1,016.76	1.63	8.17
Class I	-7.07	1,000.00	929.30	1.31	6.28	Class I	5.00	1,000.00	1,018.35	1.31	6.57
Class IS	-6.97	1,000.00	930.30	1.21	5.81	Class IS	5.00	1,000.00	1,018.85	1.21	6.07

2	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

[1]	For the six months ended April 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 39.1%
Communication Services — 1.8%
Diversified Telecommunication Services — 0.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,180,000	$1,238,587	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	501,619	(a)
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	150,176
Total Diversified Telecommunication Services				1,890,382
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	298,885	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	71,225	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,040,000	1,038,063	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,769,230
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	753,013
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,182,937
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	124,331
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,511,596
Comcast Corp., Senior Notes	3.400%	4/1/30	360,000	405,910
Comcast Corp., Senior Notes	3.750%	4/1/40	70,000	80,913
Comcast Corp., Senior Notes	3.400%	7/15/46	70,000	77,778
Comcast Corp., Senior Notes	4.700%	10/15/48	110,000	144,753
Comcast Corp., Senior Notes	3.450%	2/1/50	370,000	416,711
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	686,598

See Notes to Financial Statements.

4	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	4.709%	1/25/29	1,650,000	$1,923,821
Fox Corp., Senior Notes	5.476%	1/25/39	820,000	1,037,621
Prosus NV, Senior Notes	4.850%	7/6/27	1,850,000	1,998,592	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	251,924
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	302,426	(a)
Total Media				19,076,327
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,053,216	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	281,930
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	346,125
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,297
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,258
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	630,000	694,531	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	770,000	905,058	(a)
Total Wireless Telecommunication Services				3,311,415
Total Communication Services				24,278,124
Consumer Discretionary — 2.1%
Automobiles — 0.0%
Ford Motor Co., Senior Notes	9.000%	4/22/25	170,000	166,387
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	445,500	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	783,302
Total Diversified Consumer Services				1,228,802
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	590,000	592,885	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	299,625	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	192,394	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000	925,538
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,860,000	1,808,798

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.625%	9/1/49	80,000	$88,613
McDonald’s Corp., Senior Notes	4.200%	4/1/50	220,000	263,193
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	557,631
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	798,965
Total Hotels, Restaurants & Leisure				5,527,642
Internet & Direct Marketing Retail — 1.5%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	497,273
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000	8,001,180
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,640,000	11,860,669
Total Internet & Direct Marketing Retail				20,359,122
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	3.300%	4/15/40	60,000	65,700
Home Depot Inc., Senior Notes	3.350%	4/15/50	120,000	133,278
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	250,000	295,845
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	130,000	161,543
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	430,000	563,657
Total Specialty Retail				1,220,023
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	320,000	320,000	(a)(b)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	380,000	386,251	(a)
NIKE Inc., Senior Notes	3.375%	3/27/50	150,000	168,665
Total Textiles, Apparel & Luxury Goods				874,916
Total Consumer Discretionary				29,376,892
Consumer Staples — 2.4%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,270,000	1,386,208
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,111,780
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	1,000,000	1,097,856
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000	1,168,591
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	7,123,825
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,670,000	1,877,010
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	621,955

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Coca-Cola Co., Senior Notes	4.200%	3/25/50	540,000	$700,981
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	177,487
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	393,978	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	186,258	(a)
Total Beverages				15,845,929
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	150,000	157,243
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	24,809
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	60,057
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	12,055	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	9,890	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	244,782
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	530,000	546,036
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	727,200
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	360,061	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000	323,088	(a)
Total Food Products				2,465,221
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	320,000	364,062
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	240,000	289,328
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	230,000	293,485
Total Household Products				946,875
Tobacco — 1.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	888,801
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,940,000	2,175,282
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,120,000	1,341,097
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	75,548
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,830,000	3,584,519
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,108,200
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	2,133,992
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	243,705
Total Tobacco				13,551,144
Total Consumer Staples				32,809,169
Energy — 7.1%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	60,000	58,033
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,097,827
Total Energy Equipment & Services				1,155,860

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 7.0%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	$159,443
Apache Corp., Senior Notes	5.100%	9/1/40	4,160,000	2,822,202
Apache Corp., Senior Notes	4.750%	4/15/43	1,260,000	865,692
Apache Corp., Senior Notes	4.250%	1/15/44	1,800,000	1,183,274
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	999,707	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	1,975,261	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,114,765	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	380,758
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,514,998
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,395,497
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	70,200
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,024,345
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	333,031	(c)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	390,126	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	791,180	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	1,899,277
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	24,456
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	23,729
Devon Energy Corp., Senior Notes	5.000%	6/15/45	840,000	688,530
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	398,488
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,462,862
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,677,754
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,420,000	1,082,750	(c)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,320,000	1,033,758	(c)(d)

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	840,000	$746,093
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	281,840
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	679,304
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	1,155,227
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	417,050
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	625,526
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	704,634
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	678,019	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	90,000	100,122
EOG Resources Inc., Senior Notes	4.950%	4/15/50	300,000	361,084
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,445,473
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,230,000	1,512,222
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	725,394
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	556,235
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	575,130
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	83,637
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	772,892
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,393,688
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,435,777
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,439,924
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,054,648
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	488,611
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	876,169
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,320,179
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,083,115

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	$1,453,877
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,264,237
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	500,000	470,000
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	899,184
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	830,000	626,650
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	920,000	716,312
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	623,500
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	695,800
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000	616,100
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	339,625
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	484,250
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	79,300
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	920,000	556,600
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	210,000	126,525
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,594,918
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	4,384,171
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,453,400
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,064,850
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	90,847
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,200,000	1,063,500
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	460,938
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,042,825	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,497,950	(a)

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	$283,122
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,380,000	1,423,381
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,350,943
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	34,186
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	231,026	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,304,364
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	320,000	293,600
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	892,500
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	142,400
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,053,150
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000	1,072,000
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,450,000	1,330,375
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,602,825
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	590,000	446,925
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000	1,319,425
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000	1,780,576
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	1,849,990
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000	1,979,853
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000	971,301
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000	1,834,669
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000	157,204
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000	1,170,433

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
WPX Energy Inc., Senior Notes	5.250%	10/15/27	700,000		$612,255
WPX Energy Inc., Senior Notes	4.500%	1/15/30	560,000		459,200
Total Oil, Gas & Consumable Fuels					96,025,138
Total Energy					97,180,998
Financials — 16.7%
Banks — 14.8%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	4,742,741	(c)(d)(e)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	5/18/20	1,830,000		1,588,907	(c)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,028,012	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		658,696	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		1,481,294	(a)(c)(d)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	3,000,000	EUR	3,178,811	(c)(d)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		6,391,366	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,035,914	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,491,340	(c)(d)

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000		$730,174	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000		144,761	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,670,000		5,133,523
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		430,188
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,718,937	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	4,664,308	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		2,924,711	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,315,500	(d)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	2,716,459	(c)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		208,663	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,107,941	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,500,000		1,623,552	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		271,180	(a)(d)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	5,053,165	(d)(e)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	10,650,000		$10,738,448	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,235,244	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,151,700
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		1,000,398
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		641,143
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,160,000		1,281,247
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,744,517
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		2,037,743
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		244,103
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		496,821
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,054,653	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	2,942,201	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,625,781	(a)(c)(d)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	4,706,225	(c)(d)(e)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	770,000		796,541	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		908,777	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,120,000		1,089,749	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		854,681	(c)(d)

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,290,000		$3,266,756	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,114,779	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		629,823
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	4,996,402	(d)(e)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	5,906,846	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		200,239	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		214,975	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		112,716	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	440,000		457,873	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	640,000		725,046	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		1,793,578
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	2,845,993	(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,464,964	(c)(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,467,878
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,169,057

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		$436,284
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,204,500
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		711,398	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		519,501	(a)
Societe Generale SA, Subordinated Notes (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	4,910,409	(d)(e)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	7,604,057	(c)(d)(e)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,754,535	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	8,360,000		8,991,846	(a)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	6/1/20	17,367,000		17,278,428	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		904,761	(c)(d)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	790,000		854,494
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	890,000		912,239	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	410,000		476,820	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	4,990,000		6,579,506	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,417,733
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,606,725
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000		595,145
Total Banks					204,315,421

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	$197,167	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	300,000	299,458	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000	1,786,470	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	689,068	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	530,000	673,548
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	6/1/20	149,000	122,180	(c)(d)
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	6/1/20	96,000	74,087	(c)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000	694,350
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	478,162	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	655,780
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,327,026
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	5,598,204
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000	69,524	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	190,000	274,178	(d)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	$2,364,844	(c)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		2,946,802	(a)(c)(d)
Total Capital Markets					19,250,848
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		314,165
DAE Funding LLC, Senior Notes	5.750%	11/15/23	160,000		144,368	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	1,210,000		1,264,581
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.330%	12/21/65	740,000		356,491	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		625,320
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000		315,751	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000		141,759	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000		352,933	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		904,903	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		84,648	(a)
Total Diversified Financial Services					4,504,919
Insurance — 0.2%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000		2,450,148	(a)
Total Financials					230,521,336
Health Care — 4.8%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,520,000		1,607,082	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,440,000		3,831,002	(a)
Total Biotechnology					5,438,084

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	$1,437,906
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	182,601
Centene Corp., Senior Notes	4.750%	1/15/25	160,000	165,784	(a)
Centene Corp., Senior Notes	5.375%	6/1/26	350,000	372,190	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,722,627
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	639,785
CVS Health Corp., Senior Notes	4.300%	3/25/28	300,000	340,751
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,337,896
CVS Health Corp., Senior Notes	4.125%	4/1/40	820,000	923,327
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,790,000	9,911,842
CVS Health Corp., Senior Notes	4.250%	4/1/50	90,000	105,844
DaVita Inc., Senior Notes	5.000%	5/1/25	20,000	20,338
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	801,437
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,239,996
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	162,051
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	481,866
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	66,761
HCA Inc., Senior Notes	5.875%	2/1/29	310,000	356,175
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	459,398
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	260,254
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	97,277
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	989,680
Total Health Care Providers & Services				20,637,880
Pharmaceuticals — 2.8%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,726,600	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,880,000	4,295,354	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,515,130	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,740,000	1,864,897	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	298,503	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	550,000	568,453	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,050,000	1,096,725	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	160,000	$156,504
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,006,724
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000	242,613
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	960,000	939,168
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,201,135
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	5,146,704	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	454,000	397,840
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	537,238
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	7,900,000	6,173,850
Total Pharmaceuticals				39,167,438
Total Health Care				66,681,308
Industrials — 1.9%
Aerospace & Defense — 0.9%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	666,799
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	1,950,000	(b)
Boeing Co., Senior Notes	3.250%	2/1/35	2,030,000	1,687,069
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	143,866
Boeing Co., Senior Notes	5.705%	5/1/40	1,600,000	1,600,000	(b)
Boeing Co., Senior Notes	3.750%	2/1/50	130,000	104,252
Boeing Co., Senior Notes	5.805%	5/1/50	3,700,000	3,700,000	(b)
Boeing Co., Senior Notes	5.930%	5/1/60	1,410,000	1,410,000	(b)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	49,313
General Dynamics Corp., Senior Notes	4.250%	4/1/50	190,000	246,623
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	160,000	167,200	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	380,000	373,711	(a)
Total Aerospace & Defense				12,098,833
Air Freight & Logistics — 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,120,000	2,009,866
Airlines — 0.3%
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	250,000	239,696
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	960,000	921,340

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,210,000	$1,081,179
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	780,000	617,514
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,330,000	1,366,475	(a)
Total Airlines				4,226,204
Commercial Services & Supplies — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	1,019,992
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	332,475	(a)
Total Commercial Services & Supplies				1,352,467
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	3.700%	4/15/50	190,000	227,520
General Electric Co., Senior Notes	3.450%	5/1/27	130,000	132,526
General Electric Co., Senior Notes	3.625%	5/1/30	270,000	271,554
General Electric Co., Senior Notes	5.875%	1/14/38	1,490,000	1,698,151
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	2,857,155
General Electric Co., Senior Notes	4.250%	5/1/40	280,000	281,509
General Electric Co., Senior Notes	4.350%	5/1/50	350,000	353,543
Total Industrial Conglomerates				5,821,958
Trading Companies & Distributors — 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	363,395
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	320,478
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	280,000	291,102
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	322,288
Total Trading Companies & Distributors				1,297,263
Total Industrials				26,806,591
Information Technology — 0.4%
Communications Equipment — 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	276,416	(a)
IT Services — 0.0%
Mastercard Inc., Senior Notes	3.850%	3/26/50	100,000	125,304
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp., Senior Notes	4.600%	3/25/40	120,000	158,322
Intel Corp., Senior Notes	4.750%	3/25/50	1,520,000	2,160,699

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	4.950%	3/25/60	530,000	$763,761
NVIDIA Corp., Senior Notes	3.500%	4/1/40	220,000	249,068
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,070,000	1,239,617
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	473,233
Total Semiconductors & Semiconductor Equipment				5,044,700
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	530,000	538,742	(a)
Total Information Technology				5,985,162
Materials — 1.0%
Containers & Packaging — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	251,780	(a)
Metals & Mining — 1.0%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	220,000	218,823	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	561,478	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	270,115	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	655,378	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	1,900,000	1,826,036
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	790,000	813,826
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	310,000	324,682
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,880,000	2,080,681	(a)(d)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,060
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	40,308
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	66,031
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	900,000	822,060
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	151,924	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,000,059	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	1,001,008	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	971,731
Total Metals & Mining				12,814,200
Total Materials				13,065,980

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 0.9%
Electric Utilities — 0.9%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		$2,052,869	(a)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,320,000		1,455,713
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000		8,564,442
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000		323,869
Total Utilities					12,396,893
Total Corporate Bonds & Notes (Cost — $524,183,878)					539,102,453
Sovereign Bonds — 32.3%
Argentina — 0.7%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,350,000	ARS	680,111	(f)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	126,680,000	ARS	654,457	(f)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	311,093	(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		1,644,150
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	3,380,000		914,290
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,560,000		1,426,196
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		1,014,757
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		260,010
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	8,130,000		1,918,680
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		242,259	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		536,825	(a)
Total Argentina					9,602,828
Australia — 0.5%
Australia Government Bond, Senior Notes	3.000%	3/21/47	8,830,000	AUD	7,435,010	(e)
Brazil — 2.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	55,332,000	BRL	11,429,429
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	12,332,000	BRL	2,594,827

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		$1,795,999
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	15,160,000		14,174,600
Total Brazil					29,994,855
China — 0.7%
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	302,261	(e)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,635,197	(e)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,340,521	(e)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,567,770	(e)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,527,938	(e)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	304,254	(e)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	797,991	(e)
Total China					9,475,932
Costa Rica — 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	1,290,000		1,006,200	(a)
Egypt — 0.7%
Egypt Government Bond	15.160%	10/10/22	74,370,000	EGP	4,947,354
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	257,345
Egypt Government Bond	15.250%	12/9/24	22,890,000	EGP	1,549,469
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	3,120,000		3,038,874	(a)
Total Egypt					9,793,042
Ghana — 0.0%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		255,984	(a)
Indonesia — 6.6%
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	18,209,000,000	IDR	1,240,660
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	3,507,000,000	IDR	243,427
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	353,119,000,000	IDR	22,789,529
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	114,267,000,000	IDR	8,196,190
Indonesia Treasury Bond, Senior Notes	8.250%	5/15/29	355,437,000,000	IDR	24,325,033
Indonesia Treasury Bond, Senior Notes	7.000%	9/15/30	233,933,000,000	IDR	14,861,665
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	290,150,000,000	IDR	19,793,594
Total Indonesia					91,450,098
Italy — 1.8%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	18,330,000	EUR	25,234,368	(e)

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Japan — 0.5%
Japan Government Thirty Year Bond	0.700%	6/20/48	620,000,000	JPY	$6,214,725
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,506,389	(a)
Mexico — 6.4%
Mexican Bonos, Bonds	8.000%	11/7/47	834,040,000	MXN	35,684,703
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,426,945
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,220,385,400	MXN	50,409,953
Total Mexico					87,521,601
Russia — 9.6%
Russian Federal Bond — OFZ	7.750%	9/16/26	218,960,000	RUB	3,272,208
Russian Federal Bond — OFZ	7.950%	10/7/26	218,960,000	RUB	3,302,950
Russian Federal Bond — OFZ	8.150%	2/3/27	1,998,947,000	RUB	30,624,889
Russian Federal Bond — OFZ	7.050%	1/19/28	2,715,624,000	RUB	39,393,974
Russian Federal Bond — OFZ	6.900%	5/23/29	504,150,000	RUB	7,262,905
Russian Federal Bond — OFZ	7.650%	4/10/30	284,650,000	RUB	4,299,023
Russian Federal Bond — OFZ	7.700%	3/23/33	437,180,000	RUB	6,711,664
Russian Federal Bond — OFZ	7.250%	5/10/34	875,510,000	RUB	13,020,494
Russian Federal Bond — OFZ	7.700%	3/16/39	1,597,380,000	RUB	25,117,828
Total Russia					133,005,935
South Africa — 1.3%
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,420,000		7,110,943
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	336,050,000	ZAR	11,414,732
Total South Africa					18,525,675
Supranational — 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,327,554
United Arab Emirates — 0.9%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,692,651	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	8,810,000		8,482,488	(a)
Total United Arab Emirates					12,175,139
Total Sovereign Bonds (Cost — $539,758,224)					445,525,335
U.S. Treasury Inflation Protected Securities — 6.7%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,996,797		10,973,358
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	9,847,314		12,792,365
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	6,052,672		7,990,796

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — continued
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	42,322,348	$56,641,054
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	3,934,086	4,438,140
Total U.S. Treasury Inflation Protected Securities (Cost — $72,066,125)				92,835,713
Collateralized Mortgage Obligations (g) — 4.8%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	1.127%	7/25/35	237,369	232,694	(d)
Banc of America Funding Corp., 2015-R3 2A2	1.077%	2/27/37	4,383,544	3,639,551	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	6.302%	5/15/37	6,500,000	4,252,197	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.633%	6/15/38	63,319	32,864	(d)
CSMC Trust, 2015-2R 7A2	3.387%	8/27/36	8,606,537	5,922,602	(a)(d)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	6,260,000	6,024,032	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,300,000	3,063,198	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.437%	5/25/25	1,565,108	973,346	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	5.637%	10/25/29	4,420,000	3,536,060	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.487%	7/25/25	831,019	646,915	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	6.237%	7/25/29	3,400,000	2,886,350	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	4.087%	1/25/30	3,880,000	2,847,982	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.887%	5/25/30	3,540,000	3,206,117	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	4.037%	7/25/30	5,280,000	3,702,595	(a)(d)

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	4.564%	9/15/31	8,345,000	$7,937,039	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.757%	11/25/36	1,584,875	591,825	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	172,393	89,467	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	9.022%	6/15/35	10,570,000	7,561,038	(a)(d)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	3.237%	7/31/21	2,225,152	2,228,015	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	166,302	98,642	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.167%	9/12/49	38,832	14,927	(d)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	98,916	67,158
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	130,187	127,384
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.063%	2/25/36	1,924,121	444,954	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	1.468%	5/20/34	226,083	191,113	(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	5.214%	11/15/27	5,070,000	2,277,204	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	29,546	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	24,424	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.887%	6/25/35	109,460	89,302	(d)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (g) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	0.967%	12/25/45	2,077,742		$1,333,610	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.870%	2/25/46	2,532,194		2,156,434	(d)
Total Collateralized Mortgage Obligations (Cost — $83,284,176)					66,228,585
Non-U.S. Treasury Inflation Protected Securities — 4.2%
Argentina — 0.3%
Argentina Treasury Bond	1.000%	8/5/21	609,879,865	ARS	4,694,323	(f)
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	14,723,760	BRL	3,436,477
Japan — 3.6%
Japanese Government CPI Linked Bond	0.100%	3/10/24	972,780,000	JPY	9,042,054
Japanese Government CPI Linked Bond	0.100%	3/10/25	479,949,000	JPY	4,463,394
Japanese Government CPI Linked Bond	0.100%	3/10/26	1,119,606,972	JPY	10,425,600
Japanese Government CPI Linked Bond	0.100%	3/10/29	2,754,330,200	JPY	25,550,349
Total Japan					49,481,397
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $61,111,588)					57,612,197
Asset-Backed Securities — 2.4%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	2.962%	1/25/34	379,163		349,232	(d)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	0.731%	11/28/36	2,519,801		2,279,606	(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	1,762,495		1,890,770	(a)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	2,885,460		2,852,688	(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	7.064%	8/15/24	3,692,655		3,712,540	(a)(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000		3,304,224
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	2,060,000		1,927,733	(a)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	2.567%	12/27/38	3,288,326		3,099,210	(d)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	4,494,522		4,457,202	(a)

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	$3,725,363	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,420,824	2,881,455
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.837%	8/25/36	2,160,000	2,002,207	(d)
Total Asset-Backed Securities (Cost — $33,630,535)				32,482,230
Senior Loans — 1.6%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.154%	3/1/27	843,320	810,816	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.314%	1/31/28	360,000	341,422	(d)(h)(i)
Total Diversified Telecommunication Services				1,152,238
Media — 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.160%	4/30/25	1,389,075	1,348,271	(d)(h)(i)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.904%	11/18/24	73,901	65,479	(d)(h)(i)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.502%	1/31/26	824,780	767,046	(d)(h)(i)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	3/15/24	1,492,111	1,322,383	(d)(h)(i)
Total Media				3,503,179
Total Communication Services				4,655,417
Consumer Discretionary — 0.5%
Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.266%	9/23/26	955,649	915,233	(d)(h)(i)
Hotels, Restaurants & Leisure — 0.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.154%	11/19/26	1,024,174	968,271	(d)(h)(i)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.154%	7/31/24	287,063	267,328	(d)(h)(i)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.154%	3/11/25	1,012,461	$955,257	(d)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.154%	12/23/24	1,192,800	1,008,414	(d)(h)(i)
Golden Nugget Inc., First Lien Initial Term Loan	3.250-3.695%	10/4/23	957,059	784,446	(d)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.237%	6/22/26	399,506	380,601	(d)(h)(i)
Scientific Games International Inc., Initial Term Loan B5	3.154-3.612%	8/14/24	1,093,806	911,140	(d)(h)(i)
Total Hotels, Restaurants & Leisure				5,275,457
Specialty Retail — 0.1%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500-3.568%	1/30/23	1,307,967	1,079,073	(d)(h)(i)
Total Consumer Discretionary				7,269,763
Financials — 0.2%
Capital Markets — 0.0%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.570%	7/21/25	316,291	290,197	(d)(h)(i)
Diversified Financial Services — 0.1%
Jane Street Group LLC, Dollar Term Loan (3 mo. USD LIBOR + 3.000%)	4.613%	1/31/25	336,594	321,447	(d)(h)(i)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	979,780	901,030	(d)(h)(i)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	2.154%	11/16/26	415,958	399,493	(d)(h)(i)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.864%	3/1/26	116,962	113,874	(d)(h)(i)
Total Diversified Financial Services				1,735,844
Insurance — 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.404%	11/3/24	564,257	542,039	(d)(h)(i)
Total Financials				2,568,080

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.3%
Health Care Providers & Services — 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	2.904%	8/18/22	1,148,120	$1,129,105	(d)(h)(i)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.154%	11/17/25	914,704	850,674	(d)(h)(i)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.200%	6/7/23	416,295	384,478	(d)(h)(i)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.079%	3/5/26	277,903	260,187	(d)(h)(i)
Total Health Care Providers & Services				2,624,444
Health Care Technology — 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	237,600	221,859	(d)(h)(i)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	1,074,289	1,039,599	(d)(h)(i)
Total Health Care Technology				1,261,458
Pharmaceuticals — 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.718%	6/2/25	285,405	276,605	(d)(h)(i)
Total Health Care				4,162,507
Information Technology — 0.1%
Software — 0.1%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	744,251	727,970	(d)(h)(i)
Materials — 0.2%
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.829%	10/1/22	835,049	817,477	(d)(h)(i)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.829%	1/19/24	306,901	300,443	(d)(h)(i)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.154%	2/4/27	269,153	259,925	(d)(h)(i)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.154%	2/6/23	619,546	593,161	(d)(h)(i)
Total Materials				1,971,006

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.0%
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	541,963	$481,952	(d)(h)(i)
Total Senior Loans (Cost — $23,642,795)				21,836,695
Municipal Bonds — 0.4%
California — 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	410,616	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	205,000	209,036
Total California				619,652
Illinois — 0.2%
State of Illinois, GO	5.100%	6/1/33	2,925,000	2,638,584
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000	664,405	(d)
New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority:
Build America Bond, Series B	6.561%	12/15/40	820,000	1,034,045
Series B, Refunding	4.131%	6/15/42	710,000	691,611
Total New Jersey				1,725,656
Total Municipal Bonds (Cost — $5,696,947)				5,648,297

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
Euro-Bund Futures, Call @ 183.00EUR	5/22/20	1,131	113,100,000	12,394
Euro-Bund Futures, Call @ 185.50EUR	5/22/20	858	85,800,000	9,402
Euro-Bund Futures, Put @ 172.50EUR	5/22/20	323	32,300,000	106,188
Euro-OAT Futures, Put @ 130.00EUR	5/22/20	492	49,200,000	5,392
U.S. Treasury 2-Year Notes Futures, Put @ $108.25	5/22/20	95	190,000	1,484
U.S. Treasury 2-Year Notes Futures, Put @ $109.63	5/22/20	2,884	5,768,000	90,125

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 2-Year Notes Futures, Put @ $109.75		5/22/20	3,883	7,766,000	$121,344
U.S. Treasury 5-Year Notes Futures, Put @ $118.25		5/22/20	8,525	8,525,000	66,606
U.S. Treasury 5-Year Notes Futures, Put @ $118.50		5/22/20	4,878	4,878,000	38,112
U.S. Treasury 10-Year Notes Futures, Call @ $144.50		5/22/20	6,748	6,748,000	105,437
U.S. Treasury 10-Year Notes Futures, Call @ $149.50		5/22/20	2,719	2,719,000	42,484
U.S. Treasury 10-Year Notes Futures, Put @ $125.50		5/22/20	239	239,000	0	(j)
U.S. Treasury 10-Year Notes Futures, Put @ $134.00		5/22/20	1,267	1,267,000	19,797
U.S. Treasury 10-Year Notes Futures, Put @ $138.75		5/22/20	163	163,000	68,766
U.S. Treasury 10-Year Notes Futures, Put @ $139.00		5/22/20	327	327,000	173,719
U.S. Treasury Long-Term Bonds Futures, Put @ $144.00		5/22/20	3,421	3,421,000	53,453
U.S. Treasury Long-Term Bonds Futures, Put @ $155.00		5/22/20	591	591,000	18,469
United Kingdom Long Gilt Bonds Futures, Call @ 153.00 GBP		5/22/20	133	133,000	0	(j)
Total Exchange-Traded Purchased Options (Cost — $3,596,250)					933,172

	Counterparty
OTC Purchased Options — 0.0%
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 65.00 bps	Bank of America N.A.	5/20/20	14,960,000	14,960,000	16
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 67.50 bps	Bank of America N.A.	5/20/20	29,250,000	29,250,000	6,780
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 70.00 bps	Bank of America N.A.	5/20/20	29,218,000	29,218,000	11,253

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 400.00 bps	BNP Paribas SA	5/20/20	114,870,000	114,870,000	$17
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 450.00 bps	BNP Paribas SA	5/20/20	100,160,000	100,160,000	4
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 450.00 bps	BNP Paribas SA	5/20/20	126,000,000	126,000,000	4
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	1,420,000	1,420,000	1,350
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	4,270,000	4,270,000	4,060
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	2,330,000	2,330,000	2,216
U.S. Dollar/Australian Dollar, Put @ $0.68	Morgan Stanley & Co. Inc.	5/27/20	17,660,000	17,660,000	20,790
U.S. Dollar/Brazilian Real, Put @ 4.26 BRL	Morgan Stanley & Co. Inc.	5/13/20	26,120,000	26,120,000	9
U.S. Dollar/Brazilian Real, Put @ 4.27 BRL	Goldman Sachs Group Inc.	5/14/20	26,810,000	26,810,000	17
U.S. Dollar/Brazilian Real, Put @ 4.34 BRL	JPMorgan Chase & Co.	6/1/20	23,430,000	23,430,000	380
U.S. Dollar/Brazilian Real, Put @ 4.46 BRL	Morgan Stanley & Co. Inc.	6/4/20	23,430,000	23,430,000	1,270
U.S. Dollar/Brazilian Real, Put @ 4.56 BRL	Morgan Stanley & Co. Inc.	6/9/20	17,480,000	17,480,000	2,869
U.S. Dollar/Indian Rupee, Put @ 62.50 INR	Citibank N.A.	5/13/20	75,900,000	75,900,000	7

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/Indian Rupee, Put @ 73.00 INR	Goldman Sachs Group Inc.	9/2/20	23,430,000	23,430,000	$85,718
U.S. Dollar/Mexican Peso, Put @ 24.50 MXN	Goldman Sachs Group Inc.	5/11/20	13,030,000	13,030,000	341,553
U.S. Dollar/Mexican Peso, Put @ 18.95 MXN	Morgan Stanley & Co. Inc.	5/21/20	50,430,000	50,430,000	344
U.S. Dollar/Mexican Peso, Put @ 19.32 MXN	Morgan Stanley & Co. Inc.	6/2/20	19,020,000	19,020,000	218
U.S. Dollar/Mexican Peso, Put @ 20.14 MXN	Morgan Stanley & Co. Inc.	6/8/20	16,400,000	16,400,000	1,266
U.S. Dollar/Mexican Peso, Put @ 20.46 MXN	Goldman Sachs Group Inc.	6/10/20	17,480,000	17,480,000	2,432
U.S. Dollar/Russian Ruble, Put @ 63.67 RUB	Citibank N.A.	5/13/20	26,240,000	26,240,000	248
U.S. Dollar/Russian Ruble, Put @ 63.96 RUB	Citibank N.A.	5/26/20	50,430,000	50,430,000	3,577
U.S. Dollar/Russian Ruble, Put @ 67.71 RUB	Citibank N.A.	6/9/20	16,470,000	16,470,000	15,440
U.S. Dollar/Russian Ruble, Put @ 70.05 RUB	Citibank N.A.	6/10/20	17,480,000	17,480,000	46,067
Total OTC Purchased Options (Cost — $6,049,250)					547,905
Total Purchased Options (Cost — $9,645,500)					1,481,077
		Rate	Maturity Date	Face Amount†
Mortgage-Backed Securities — 0.0%
FHLMC — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)		3.000%	3/1/50	99,270	105,034

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
FNMA — 0.0%
Federal National Mortgage Association (FNMA)	3.000%	3/1/50	399,358		$422,546
Federal National Mortgage Association (FNMA)	3.500%	3/1/50	99,845		105,634
Total FNMA					528,180
Total Mortgage-Backed Securities (Cost — $622,725)					633,214

			Shares
Common Stocks — 0.0%
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Berry Corp.			40,182		137,824
Montage Resources Corp.			25,268		172,581	*
Total Common Stocks (Cost — $2,306,697)					310,405

	Rate	Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.0%
U.S. Government Obligations — 0.0%
U.S. Treasury Bonds	3.750%	11/15/43	5,000		7,579
U.S. Treasury Bonds	3.000%	2/15/48	5,000		7,021
Total U.S. Government & Agency Obligations (Cost — $10,523)					14,600
Total Investments before Short-Term Investments (Cost — $1,355,959,713)					1,263,710,801
Short-Term Investments — 0.7%
Sovereign Bonds — 0.2%
Egypt Treasury Bills	(1.833)%	5/26/20	14,475,000	EGP	920,256	(k)
Egypt Treasury Bills	11.061%	10/6/20	39,750,000	EGP	2,411,364	(k)
Total Sovereign Bonds (Cost — $3,256,111)					3,331,620

			Shares
Money Market Funds — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,139,140)	0.175%		6,139,140		6,139,140	(l)
Total Short-Term Investments (Cost — $9,395,251)					9,470,760
Total Investments — 92.3% (Cost — $1,365,354,964)					1,273,181,561
Other Assets in Excess of Liabilities — 7.7%					105,969,245
Total Net Assets — 100.0%					$1,379,150,806

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Value is less than $1.

(k)	Rate shown represents yield-to-maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At April 30, 2020, the total market value of investments in Affiliated Companies was $6,139,140 and the cost was $6,139,140 (Note 8).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

AUD	— Australian Dollar

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

EGP	— Egyptian Pound

EUR	— Euro

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Federal Loan Obligation)

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Australian Dollar Futures, Call	5/8/20	$60.00		54	54,000	$(282,960)
Australian Dollar Futures, Call	5/8/20	66.50		117	117,000	(10,530)
Euro Currency Futures, Call	5/8/20	1.12		175	21,875,000	(4,375)
Euro Currency Futures, Call	5/8/20	1.14		116	14,500,000	(1,450)
Euro Currency Futures, Call	5/8/20	1.14		29	3,625,000	(363)
Euro Currency Futures, Call	6/5/20	1.11		55	6,875,000	(35,750)
Euro-Bund Futures, Put	5/22/20	172.00	EUR	110	11,000,000	(27,725)
Japanese Yen Futures, Put	6/5/20	92.50		110	137,500	(59,125)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.00		525	525,000	(12,305)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.50		506	506,000	(23,719)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.75		12	12,000	(750)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	125.00		663	663,000	(67,336)

See Notes to Financial Statements.

38	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†		Value
U.S. Treasury 5-Year Notes Futures, Put		5/22/20	$125.25		274	274,000		$(44,953)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	138.50		303	303,000		(269,859)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	139.00		245	245,000		(145,469)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	139.25		122	122,000		(59,094)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	139.50		531	531,000		(199,125)
U.S. Treasury 10-Year Notes Futures, Call		6/26/20	139.00		325	325,000		(264,062)
U.S. Treasury 10-Year Notes Futures, Put		5/1/20	138.50		54	54,000		(844)
U.S. Treasury 10-Year Notes Futures, Put		5/1/20	139.00		215	215,000		(26,875)
U.S. Treasury 10-Year Notes Futures, Put		5/22/20	132.50		1,056	1,056,000		(16,500)
U.S. Treasury 10-Year Notes Futures, Put		5/22/20	133.00		1,056	1,056,000		(16,500)
U.S. Treasury 10-Year Notes Futures, Put		5/22/20	137.50		557	557,000		(69,625)
U.S. Treasury 10-Year Notes Futures, Put		5/22/20	138.00		548	548,000		(111,312)
U.S. Treasury 10-Year Notes Futures, Put		5/22/20	138.50		682	682,000		(223,781)
U.S. Treasury 10-Year Notes Futures, Put		6/26/20	137.50		108	108,000		(43,875)
U.S. Treasury Long-Term Bonds Futures, Call		5/22/20	181.00		82	82,000		(146,062)
U.S. Treasury Long-Term Bonds Futures, Call		5/22/20	182.00		136	136,000		(182,750)
U.S. Treasury Long-Term Bonds Futures, Call		5/22/20	182.50		529	529,000		(619,922)
U.S. Treasury Long-Term Bonds Futures, Call		5/22/20	183.00		54	54,000		(54,844)
U.S. Treasury Long-Term Bonds Futures, Put		5/1/20	180.50		12	12,000		(2,813)
U.S. Treasury Long-Term Bonds Futures, Put		5/1/20	181.00		26	26,000		(11,375)
U.S. Treasury Long-Term Bonds Futures, Put		5/22/20	172.00		58	58,000		(6,344)
U.S. Treasury Long-Term Bonds Futures, Put		5/22/20	175.00		358	358,000		(83,906)
U.S. Treasury Long-Term Bonds Futures, Put		5/22/20	177.00		149	149,000		(69,844)
U.S. Treasury Long-Term Bonds Futures, Put		5/22/20	178.00		415	415,000		(278,828)
U.S. Treasury Long-Term Bonds Futures, Put		5/22/20	179.00		109	109,000		(103,891)
U.S. Treasury Long-Term Bonds Futures, Put		5/22/20	180.00		244	244,000		(320,250)
Total Exchange-Traded Written Options (Premiums received — $9,166,687)								$(3,899,091)
OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	29,250,000	29,250,000	‡	$(87,108)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	90.00	bps	29,218,000	29,218,000	‡	$(61,546)
Credit default swaption to sell protection on Markit CDX.NA.IG.34 Index, Put	Bank of America N.A.	6/17/20	140.00	bps	26,630,000	26,630,000	‡	(28,272)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	7,830,000	7,830,000		(30)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	23,480,000	23,480,000		(89)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	12,840,000	12,840,000		(49)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	5/21/20	5.53	BRL	13,160,000	13,160,000		(242,883)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	6/9/20	4.86	BRL	17,480,000	17,480,000		(1,948,495)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	6/10/20	4.74	BRL	17,340,000	17,340,000		(2,304,659)
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	5/7/20	5.10	BRL	7,200,000	7,200,000		(1,918)
U.S. Dollar/Brazilian Real, Put	JPMorgan Chase & Co.	6/8/20	4.52	BRL	17,570,000	17,570,000		(2,056)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	7/24/20	5.51	BRL	13,700,000	13,700,000		(598,059)
U.S. Dollar/Indian Rupee, Call	Goldman Sachs Group Inc.	9/2/20	77.00	INR	23,430,000	23,430,000		(447,724)
U.S. Dollar/Indian Rupee, Put	JPMorgan Chase & Co.	7/16/20	77.21	INR	13,030,000	13,030,000		(318,585)
U.S. Dollar/Indian Rupee, Put	Goldman Sachs Group Inc.	7/24/20	76.65	INR	13,700,000	13,700,000		(266,574)
U.S. Dollar/Indonesian Rupiah, Put	Goldman Sachs Group Inc.	7/16/20	15,525.00	IDR	13,030,000	13,030,000		(473,000)
U.S. Dollar/Indonesian Rupiah, Put	JPMorgan Chase & Co.	7/24/20	15,615.00	IDR	13,700,000	13,700,000		(544,999)
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	6/2/20	20.94	MXN	19,020,000	19,020,000		(2,543,774)

See Notes to Financial Statements.

40	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	6/10/20	22.00	MXN	17,480,000	17,480,000	$(1,613,644)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	6/11/20	21.58	MXN	17,340,000	17,340,000	(1,895,904)
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	6/22/20	25.68	MXN	13,340,000	13,340,000	(181,982)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	5/11/20	23.50	MXN	26,060,000	26,060,000	(120,387)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	6/8/20	19.64	MXN	32,800,000	32,800,000	(1,291)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	7/24/20	24.40	MXN	13,700,000	13,700,000	(514,839)
U.S. Dollar/Norwegian Krone, Put	Goldman Sachs Group Inc.	6/22/20	10.49	NOK	13,340,000	13,340,000	(487,993)
U.S. Dollar/Russian Ruble, Call	Citibank N.A.	6/10/20	75.45	RUB	17,480,000	17,480,000	(351,134)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	6/11/20	73.73	RUB	17,340,000	17,340,000	(537,303)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	6/9/20	65.95	RUB	32,940,000	32,940,000	(16,054)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	7/24/20	73.10	RUB	13,700,000	13,700,000	(227,631)
Total OTC Written Options (Premiums received — $ 7,990,802)							$(15,817,982)
Total Written Options (Premiums received — $ 17,157,489)							$(19,717,073)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

EUR	— Euro

IDR	— Indonesian Rupiah

INR	— Indian Rupee

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,396	6/20	$842,584,957	$846,070,950	$3,485,993
90-Day Eurodollar	1,320	12/20	325,125,979	328,960,500	3,834,521
90-Day Eurodollar	165	12/21	40,623,528	41,136,563	513,035
90-Day Eurodollar	165	3/22	40,624,821	41,134,499	509,678
90-Day Eurodollar	165	6/22	40,612,234	41,124,188	511,954
90-Day Eurodollar	165	9/22	40,605,859	41,113,875	508,016
Australian Dollar	115	6/20	7,350,997	7,501,450	150,453
British Pound	193	6/20	14,902,851	15,201,162	298,311
Canadian 10-Year Bonds	706	6/20	71,801,080	75,770,926	3,969,846
Canadian Dollar	3	6/20	220,074	215,475	(4,599)
Euro-BTP	385	6/20	57,822,966	58,475,652	652,686
Euro-OAT	464	6/20	85,028,971	85,845,733	816,762
Japanese Yen	33	6/20	3,726,601	3,849,862	123,261
Mexican Peso	1,084	6/20	23,475,990	22,400,860	(1,075,130)
Russian Ruble	8	6/20	263,320	267,700	4,380
U.S. Treasury 2-Year Notes	4,988	6/20	1,085,856,423	1,099,503,284	13,646,861
U.S. Treasury 5-Year Notes	12,327	6/20	1,520,889,534	1,546,845,952	25,956,418
U.S. Treasury Long- Term Bonds	2,837	6/20	502,147,471	513,585,656	11,438,185
					65,340,631
Contracts to Sell:
90-Day Eurodollar	275	3/21	68,510,510	68,574,688	(64,178)
90-Day Eurodollar	4,346	6/21	1,071,338,248	1,083,729,425	(12,391,177)
Australian 10-Year Bonds	752	6/20	73,733,375	72,941,931	791,444
Euro	139	6/20	19,022,339	19,046,475	(24,136)
Euro-Bund	2,028	6/20	382,561,875	387,650,406	(5,088,531)
Euro-Buxl	303	6/20	72,515,415	72,783,727	(268,312)
U.S. Treasury 10-Year Notes	8,513	6/20	1,151,187,657	1,183,839,062	(32,651,405)
U.S. Treasury Ultra Long-Term Bonds	328	6/20	75,223,359	73,728,250	1,495,109

See Notes to Financial Statements.

42	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt Bonds	133	6/20	$22,495,157	$23,066,609	$(571,452)
					(48,772,638)
Net unrealized appreciation on open futures contracts					$16,567,993

At April 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,270,000	USD	4,011,391	BNP Paribas SA	5/5/20	$(101,393)
USD	3,919,292	BRL	21,270,000	BNP Paribas SA	5/5/20	9,294
BRL	12,350,000	USD	2,275,659	Citibank N.A.	5/5/20	(5,396)
USD	2,331,461	BRL	12,350,000	Citibank N.A.	5/5/20	61,199
BRL	14,832,000	USD	2,733,002	Goldman Sachs Group Inc.	5/5/20	(6,481)
BRL	34,682,000	USD	6,535,044	Goldman Sachs Group Inc.	5/5/20	(159,559)
USD	2,799,684	BRL	14,832,000	Goldman Sachs Group Inc.	5/5/20	73,164
USD	6,390,639	BRL	34,682,000	Goldman Sachs Group Inc.	5/5/20	15,154
USD	10,146,133	RUB	657,944,279	Citibank N.A.	5/14/20	1,300,895
USD	9,484,462	BRL	41,219,473	Morgan Stanley & Co. Inc.	5/15/20	1,913,824
USD	9,674,913	BRL	42,201,971	Goldman Sachs Group Inc.	5/18/20	1,925,931
USD	3,838,333	BRL	20,727,000	Goldman Sachs Group Inc.	5/26/20	35,271
USD	19,566,840	MXN	376,172,499	Morgan Stanley & Co. Inc.	5/26/20	4,026,236
USD	19,667,700	RUB	1,281,502,293	Citibank N.A.	5/27/20	2,476,140
USD	6,021,511	BRL	27,181,100	JPMorgan Chase & Co.	6/3/20	1,037,299
USD	9,966,382	MXN	198,630,000	Morgan Stanley & Co. Inc.	6/4/20	1,772,204
USD	8,704,245	BRL	39,678,300	Morgan Stanley & Co. Inc.	6/8/20	1,430,394
RUB	109,508,000	USD	1,588,177	Citibank N.A.	6/10/20	(122,044)
BRL	30,969,400	USD	6,676,598	JPMorgan Chase & Co.	6/10/20	(999,885)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	40,868,000	USD	1,991,424	Morgan Stanley & Co. Inc.	6/10/20	$(307,007)
USD	11,653,333	RUB	846,571,550	Citibank N.A.	6/11/20	320,645
USD	12,061,200	MXN	255,998,970	Goldman Sachs Group Inc.	6/12/20	1,513,128
USD	11,944,674	BRL	56,175,800	Morgan Stanley & Co. Inc.	6/12/20	1,648,730
USD	6,577,640	MXN	141,955,340	Citibank N.A.	6/15/20	731,225
USD	7,282,801	BRL	34,510,280	Goldman Sachs Group Inc.	6/15/20	958,762
USD	7,051,594	RUB	519,914,000	Goldman Sachs Group Inc.	6/15/20	95,469
JPY	2,400,000,000	USD	22,837,568	Citibank N.A.	6/17/20	(457,415)
EUR	50,875,000	USD	57,127,538	Goldman Sachs Group Inc.	6/17/20	(1,321,773)
GBP	14,125,000	USD	17,701,450	Morgan Stanley & Co. Inc.	6/17/20	92,627
USD	3,557,333	MXN	88,316,136	JPMorgan Chase & Co.	6/24/20	(75,016)
USD	13,924,331	BRL	73,235,020	JPMorgan Chase & Co.	7/15/20	525,628
CAD	5,430,000	USD	3,892,250	BNP Paribas SA	7/16/20	9,473
CAD	18,430,000	USD	13,280,059	BNP Paribas SA	7/16/20	(37,195)
EUR	692,000	USD	754,020	BNP Paribas SA	7/16/20	5,527
SAR	5,842,000	USD	1,551,866	BNP Paribas SA	7/16/20	2,234
USD	172,723	CNH	1,225,000	BNP Paribas SA	7/16/20	(41)
USD	16,260,445	CNH	115,489,810	BNP Paribas SA	7/16/20	(27,282)
USD	1,268,141	EUR	1,160,000	BNP Paribas SA	7/16/20	(5,088)
USD	42,773,574	EUR	39,260,000	BNP Paribas SA	7/16/20	(318,654)
USD	87,250,287	EUR	79,810,000	BNP Paribas SA	7/16/20	(350,086)
AUD	3,755,772	USD	2,365,584	Citibank N.A.	7/16/20	82,297
BRL	145,292,380	USD	27,663,779	Citibank N.A.	7/16/20	(1,083,251)
CAD	2,738,683	USD	1,930,801	Citibank N.A.	7/16/20	37,078
EUR	2,800,000	USD	3,043,236	Citibank N.A.	7/16/20	30,076
EUR	3,000,000	USD	3,271,232	Citibank N.A.	7/16/20	21,603
GBP	200,000	USD	246,839	Citibank N.A.	7/16/20	5,141
GBP	1,000,000	USD	1,251,044	Citibank N.A.	7/16/20	8,858
GBP	2,000,000	USD	2,492,100	Citibank N.A.	7/16/20	27,704
GBP	12,769,405	USD	15,853,727	Citibank N.A.	7/16/20	234,471
JPY	1,926,418,200	USD	17,929,676	Citibank N.A.	7/16/20	43,494
USD	4,465,616	EUR	4,100,000	Citibank N.A.	7/16/20	(34,591)
USD	12,948,237	EUR	11,967,711	Citibank N.A.	7/16/20	(187,660)

See Notes to Financial Statements.

44	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,232,911	GBP	1,000,000	Citibank N.A.	7/16/20	$(26,991)
USD	1,235,560	GBP	1,000,000	Citibank N.A.	7/16/20	(24,342)
USD	3,530,688	GBP	2,800,000	Citibank N.A.	7/16/20	2,963
USD	61,729,528	IDR	1,020,389,093,845	Citibank N.A.	7/16/20	(6,184,682)
USD	11,319,471	ZAR	205,742,699	Citibank N.A.	7/16/20	303,299
BRL	14,670,000	USD	2,768,186	Goldman Sachs Group Inc.	7/16/20	(84,381)
BRL	28,770,000	USD	5,267,925	Goldman Sachs Group Inc.	7/16/20	(4,595)
BRL	60,930,000	USD	11,497,311	Goldman Sachs Group Inc.	7/16/20	(350,467)
GBP	2,000,000	USD	2,482,850	Goldman Sachs Group Inc.	7/16/20	36,954
MXN	21,131,117	USD	856,273	Goldman Sachs Group Inc.	7/16/20	10,175
NOK	332,318,000	USD	31,623,131	Goldman Sachs Group Inc.	7/16/20	828,140
USD	1,802,675	BRL	9,596,000	Goldman Sachs Group Inc.	7/16/20	47,134
USD	1,838,102	BRL	9,957,000	Goldman Sachs Group Inc.	7/16/20	16,518
USD	5,972,883	BRL	30,969,400	Goldman Sachs Group Inc.	7/16/20	307,184
USD	1,944,491	EUR	1,800,000	Goldman Sachs Group Inc.	7/16/20	(31,209)
USD	67,755,579	JPY	7,360,288,534	Goldman Sachs Group Inc.	7/16/20	(914,724)
USD	46,992,448	MXN	1,156,789,592	Goldman Sachs Group Inc.	7/16/20	(439,925)
USD	2,290,249	RUB	169,467,000	Goldman Sachs Group Inc.	7/16/20	32,490
USD	6,947,494	RUB	524,690,000	Goldman Sachs Group Inc.	7/16/20	(42,797)
USD	14,552,171	RUB	1,120,619,020	Goldman Sachs Group Inc.	7/16/20	(377,506)
USD	35,234,069	RUB	2,826,741,228	Goldman Sachs Group Inc.	7/16/20	(2,425,773)
AUD	49,327,693	USD	30,736,825	JPMorgan Chase & Co.	7/16/20	1,413,246
BRL	96,170,000	USD	18,190,244	JPMorgan Chase & Co.	7/16/20	(596,414)
EUR	2,400,000	USD	2,633,491	JPMorgan Chase & Co.	7/16/20	776
EUR	2,497,000	USD	2,714,366	JPMorgan Chase & Co.	7/16/20	26,370

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	6,387,452,000	USD	413,668	JPMorgan Chase & Co.	7/16/20	$11,462
INR	44,718,000	USD	586,850	JPMorgan Chase & Co.	7/16/20	3,855
INR	1,471,181,105	USD	18,789,031	JPMorgan Chase & Co.	7/16/20	644,647
KRW	1,154,503,000	USD	953,347	JPMorgan Chase & Co.	7/16/20	(4,337)
SEK	293,632,620	USD	29,288,576	JPMorgan Chase & Co.	7/16/20	832,249
TRY	200	USD	29	JPMorgan Chase & Co.	7/16/20	(1)
USD	16,297,988	AUD	24,930,000	JPMorgan Chase & Co.	7/16/20	49,482
USD	30,931,405	EUR	28,190,962	JPMorgan Chase & Co.	7/16/20	(11,318)
USD	3,016,830	IDR	48,039,553,000	JPMorgan Chase & Co.	7/16/20	(180,546)
USD	2,537,625	JPY	270,370,000	JPMorgan Chase & Co.	7/16/20	15,117
USD	14,659,889	KRW	17,908,520,532	JPMorgan Chase & Co.	7/16/20	(61,050)
USD	2,513,998	MXN	60,973,000	JPMorgan Chase & Co.	7/16/20	13,894
USD	4,269,014	NOK	44,174,000	JPMorgan Chase & Co.	7/16/20	(44,633)
USD	1,918,733	SEK	18,940,000	JPMorgan Chase & Co.	7/16/20	(24,132)
CAD	180,000	USD	127,684	Morgan Stanley & Co. Inc.	7/16/20	1,654
CAD	1,736,997	USD	1,232,153	Morgan Stanley & Co. Inc.	7/16/20	15,965
RUB	1,039,128,600	USD	13,558,567	Morgan Stanley & Co. Inc.	7/16/20	285,437
USD	3,368,232	MXN	82,119,000	Morgan Stanley & Co. Inc.	7/16/20	1,068
IDR	84,017,440,000	USD	5,212,000	Goldman Sachs Group Inc.	7/20/20	377,203
USD	5,429,167	IDR	87,594,175,000	JPMorgan Chase & Co.	7/20/20	(397,976)
USD	9,706,000	SAR	36,480,000	Goldman Sachs Group Inc.	9/24/20	7,209
USD	9,706,468	SAR	36,540,000	Goldman Sachs Group Inc.	9/24/20	(8,275)
USD	9,541,040	SAR	35,860,000	Morgan Stanley & Co. Inc.	9/24/20	7,086
USD	19,081,545	SAR	71,780,000	Morgan Stanley & Co. Inc.	9/24/20	(2,316)
Total						$9,924,545

See Notes to Financial Statements.

46	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

SAR	— Saudi Arabian Riyal

SEK	— Swedish Krona

TRY	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13,530,000		6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(313)	$15,417
239,264,000		3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	35,245	1,072,426
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month JPY LIBOR semi-annually	1,161	(833,618)
83,304,000		8/31/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.125% annually	33,677	(16,732)
335,091,000		8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	97,924	330,442
139,380,000		3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(109,925)	2,066,996
13,124,000		9/18/25	3-Month LIBOR quarterly	0.645% semi-annually	—	148,527
10,182,000		9/18/25	3-Month LIBOR quarterly	0.658% semi-annually	—	121,828

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
347,750,000		4/30/26	2.100% semi-annually	3-Month LIBOR quarterly	$2,182	$(34,030,314)
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR quarterly	—	(5,707,430)
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR quarterly	—	(3,620,978)
295,260,000		6/30/26	1.300% semi-annually	3-Month LIBOR quarterly	(290,456)	(14,457,698)
654,874,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	2,315,625	(45,073,646)
227,132,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	821,087	(15,569,346)
268,081,000		11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	334,514	(20,578,179)
74,396,000		2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	(64,038)	(1,192,027)
97,610,000		2/15/27	0.300% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	299,026	(578,910)
92,020,000		3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	673,280	924,768
215,028,000	GBP	12/7/30	0.550% semi-annually	6-Month GBP LIBOR semi-annually	3,050,588	(5,063,040)
3,789,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	39,294	(1,810,738)
92,228,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	213,860	(22,289,400)
1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	(11,853)	(2,246,134)
5,620,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	95,340	(218,912)
2,738,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	21,922
2,695,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	1,203

See Notes to Financial Statements.

48	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,846,000	9/18/50	0.855% semi-annually	3-Month LIBOR quarterly	$(3,635)	$(12,472)
2,388,000	9/18/50	0.838% semi-annually	3-Month LIBOR quarterly	—	(9,264)
Total				$7,532,583	$(168,605,309)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs Group Inc.	2,141,200,000	RUB	11/20/21	RUB - MOSKP3**	6.500	%**	$(12,185)	$456,580
Goldman Sachs Group Inc.	3,568,600,000	RUB	11/20/21	RUB - MOSKP3**	6.500	%**	16,431	724,214
Goldman Sachs Group Inc.	4,163,400,000	RUB	11/20/21	RUB - MOSKP3**	6.500	%**	—	864,093
Total							$4,246	$2,044,887

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.34 Index	$102,310,000	6/20/25	5.000% quarterly	$(5,253,814)	$(5,787,336)	$533,522
Markit CDX.NA.IG.34 Index	340,490,000	6/20/25	1.000% quarterly	2,284,030	(2,406,695)	4,690,725
Total	$442,800,000			$(2,969,784)	$(8,194,031)	$5,224,247

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Western Asset Macro Opportunities Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

GBP	— British Pound

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MOSKP3	— 3-Month Moscow Prime Offered Rate

RUB	— Russian Ruble

See Notes to Financial Statements.

50	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $1,359,215,824)	$1,267,042,421
Investments in affiliated securities, at value (Cost — $6,139,140)	6,139,140
Foreign currency, at value (Cost — $23,488,491)	23,442,928
Cash	1,146,566
Deposits with brokers for centrally cleared swap contracts	50,456,398
Unrealized appreciation on forward foreign currency contracts	27,762,752
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $19,076,593)	19,627,631
Interest receivable	16,134,778
Deposits with brokers for open futures contracts and exchange-traded options	14,882,757
Receivable for Fund shares sold	9,245,082
Deposits with brokers for OTC derivatives	4,520,000
Receivable for open OTC swap contracts	3,876,689
Receivable for securities sold	3,780,514
OTC swaps, at value (net premiums paid — $4,246)	2,049,133
Receivable for premiums on written options	245,281
Security litigation proceeds receivable	29,754
Prepaid expenses	205,751
Total Assets	1,450,587,575

Liabilities:
Written options, at value (premiums received — $17,157,489)	19,717,073
Unrealized depreciation on forward foreign currency contracts	17,838,207
Payable to broker — variation margin on centrally cleared swap contracts	12,770,847
Payable for securities purchased	12,146,823
Payable to broker — variation margin on open futures contracts	4,852,726
Payable for Fund shares repurchased	2,312,607
Investment management fee payable	1,308,680
Service and/or distribution fees payable	34,800
Accrued foreign capital gains tax	25,228
Directors’ fees payable	5,583
Accrued expenses	424,195
Total Liabilities	71,436,769
Total Net Assets	$1,379,150,806

Net Assets:
Par value (Note 7)	$137,935
Paid-in capital in excess of par value	1,600,369,577
Total distributable earnings (loss)	(221,356,706)	†
Total Net Assets	$1,379,150,806

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	51

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2020

Net Assets:
Class A	$39,928,326
Class A2	$591,814
Class C	$23,174,584
Class FI	$34,058,404
Class I	$1,077,985,618
Class IS	$203,412,060

Shares Outstanding:
Class A	3,990,850
Class A2	59,694
Class C	2,340,959
Class FI	3,406,094
Class I	107,838,222
Class IS	20,299,659

Net Asset Value:
Class A (and redemption price)	$10.00
Class A2 (and redemption price)	$9.91
Class C*	$9.90
Class FI (and redemption price)	$10.00
Class I (and redemption price)	$10.00
Class IS (and redemption price)	$10.02
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.44
Class A2 (based on maximum initial sales charge of 4.25%)	$10.35

†	Net of accrued foreign capital gains tax of $25,228.
*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

52	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2020

Investment Income:
Interest from unaffiliated investments	$40,772,131
Interest from affiliated investments	255,032
Dividends	9,625
Less: Foreign taxes withheld	(754,937)
Total Investment Income	40,281,851

Expenses:
Investment management fee (Note 2)	9,197,400
Transfer agent fees (Note 5)	718,772
Service and/or distribution fees (Notes 2 and 5)	253,233
Custody fees	162,850
Registration fees	124,199
Fund accounting fees	45,265
Audit and tax fees	36,701
Legal fees	25,031
Directors’ fees	20,644
Commodity pool reports	19,890
Interest expense	17,671
Shareholder reports	17,329
Insurance	9,506
Commitment fees (Note 9)	5,593
Miscellaneous expenses	10,308
Total Expenses	10,664,392
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(17,063)
Net Expenses	10,647,329
Net Investment Income	29,634,522

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency
Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(13,220,937)	†
Futures contracts	78,405,459
Written options	62,089,872
Swap contracts	(81,583,767)
Forward foreign currency contracts	(16,690,864)
Foreign currency transactions	(4,407,755)
Net Realized Gain	24,592,008
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(106,373,588)	‡
Futures contracts	18,456,463
Written options	(5,903,916)
Swap contracts	(112,298,336)
Forward foreign currency contracts	15,683,449
Foreign currencies	(347,769)
Change in Net Unrealized Appreciation (Depreciation)	(190,783,697)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(166,191,689)
Decrease in Net Assets From Operations	$(136,557,167)

†	Net of foreign capital gains tax of $35,753.
‡	Net of change in accrued foreign capital gains tax of $(25,228).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	53

Statements of changes in net assets

For the Six Months Ended April 30, 2020 (unaudited) and the Year Ended October 31, 2019	2020	2019

Operations:
Net investment income	$29,634,522	$62,171,796
Net realized gain	24,592,008	91,664,035
Change in net unrealized appreciation (depreciation)	(190,783,697)	83,047,562
Increase (Decrease) in Net Assets From Operations	(136,557,167)	236,883,393

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(166,106,255)	(33,700,021)
Decrease in Net Assets From Distributions to Shareholders	(166,106,255)	(33,700,021)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	423,336,307	676,552,546
Reinvestment of distributions	121,323,412	23,465,305
Cost of shares repurchased	(498,339,519)	(687,453,960)
Increase in Net Assets From Fund Share Transactions	46,320,200	12,563,891
Increase (Decrease) in Net Assets	(256,343,222)	215,747,263

Net Assets:
Beginning of period	1,635,494,028	1,419,746,765
End of period	$1,379,150,806	$1,635,494,028

See Notes to Financial Statements.

54	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.94	$10.36	$11.79	$10.88	$10.89	$11.25

Income (loss) from operations:
Net investment income	0.19	0.46	0.35	0.30	0.33	0.32
Net realized and unrealized gain (loss)	(0.97)	1.37	(1.21)	0.81	0.36	(0.25)
Total income (loss) from operations	(0.78)	1.83	(0.86)	1.11	0.69	0.07

Less distributions from:
Net investment income	(0.57)	(0.25)	(0.35)	(0.16)	(0.28)	(0.25)
Net realized gains	(0.59)	—	(0.22)	(0.04)	(0.42)	(0.18)
Total distributions	(1.16)	(0.25)	(0.57)	(0.20)	(0.70)	(0.43)

Net asset value, end of period	$10.00	$11.94	$10.36	$11.79	$10.88	$10.89
Total return[3]	(7.22)%	17.98%	(7.75)%	10.44%	6.79%	0.71%

Net assets, end of period (000s)	$39,928	$44,655	$40,797	$45,837	$64,282	$67,884

Ratios to average net assets:
Gross expenses	1.59%[4]	1.57%	1.59%	1.55%	1.63%[5]	1.65%[5]
Net expenses[6]	1.59 [4,7]	1.57	1.59	1.55	1.63 [5]	1.65 [5,7]
Net investment income	3.44 [4]	4.13	3.11	2.73	3.14	2.96

Portfolio turnover rate	69%[8]	165%	113%[8]	150%[8]	295%[8]	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 69% for the six months ended April 30, 2020, 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017[3]

Net asset value, beginning of period	$11.84	$10.27	$11.73	$10.58

Income (loss) from operations:
Net investment income	0.18	0.45	0.34	0.32
Net realized and unrealized gain (loss)	(0.96)	1.36	(1.19)	1.07
Total income (loss) from operations	(0.78)	1.81	(0.85)	1.39

Less distributions from:
Net investment income	(0.56)	(0.24)	(0.39)	(0.20)
Net realized gains	(0.59)	—	(0.22)	(0.04)
Total distributions	(1.15)	(0.24)	(0.61)	(0.24)

Net asset value, end of period	$9.91	$11.84	$10.27	$11.73
Total return[4]	(7.21)%	17.87%	(7.63)%	13.41%

Net assets, end of period (000s)	$592	$598	$521	$358

Ratios to average net assets:
Gross expenses	1.62%[5]	1.59%	1.62%[6]	3.23%[5]
Net expenses[7]	1.61 [5,8]	1.59	1.62 [6]	1.85 [5,8]
Net investment income	3.40 [5]	4.11	3.10	3.17 [5]

Portfolio turnover rate	69%[9]	165%	113%[9]	150%[9,10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]	For the period December 14, 2016 (inception date) to October 31, 2017.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 69% for the six months ended April 30, 2020, 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

[1][0]	For the year ended October 31, 2017.

See Notes to Financial Statements.

56	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.78	$10.20	$11.63	$10.73	$10.76	$11.17

Income (loss) from operations:
Net investment income	0.15	0.38	0.26	0.22	0.26	0.24
Net realized and unrealized gain (loss)	(0.96)	1.35	(1.19)	0.81	0.35	(0.25)
Total income (loss) from operations	(0.81)	1.73	(0.93)	1.03	0.61	(0.01)

Less distributions from:
Net investment income	(0.48)	(0.15)	(0.28)	(0.09)	(0.22)	(0.22)
Net realized gains	(0.59)	—	(0.22)	(0.04)	(0.42)	(0.18)
Total distributions	(1.07)	(0.15)	(0.50)	(0.13)	(0.64)	(0.40)

Net asset value, end of period	$9.90	$11.78	$10.20	$11.63	$10.73	$10.76
Total return[3]	(7.49)%	17.13%	(8.38)%	9.67%	6.04%	(0.01)%

Net assets, end of period (000s)	$23,175	$28,583	$32,338	$37,669	$29,340	$30,637

Ratios to average net assets:
Gross expenses	2.30%[4]	2.29%	2.29%	2.30%	2.32%[5]	2.36%[5]
Net expenses[6]	2.30 [4,7]	2.29	2.29	2.30	2.32 [5]	2.36 [5,7]
Net investment income	2.73 [4]	3.43	2.41	2.00	2.49	2.25

Portfolio turnover rate	69%[8]	165%	113%[8]	150%[8]	295%[8]	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 69% for the six months ended April 30, 2020, 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.94	$10.34	$11.79	$10.88	$10.87	$11.22

Income (loss) from operations:
Net investment income	0.19	0.45	0.32	0.30	0.33	0.32
Net realized and unrealized gain (loss)	(0.98)	1.38	(1.19)	0.80	0.35	(0.25)
Total income (loss) from operations	(0.79)	1.83	(0.87)	1.10	0.68	0.07

Less distributions from:
Net investment income	(0.56)	(0.23)	(0.36)	(0.15)	(0.25)	(0.24)
Net realized gains	(0.59)	—	(0.22)	(0.04)	(0.42)	(0.18)
Total distributions	(1.15)	(0.23)	(0.58)	(0.19)	(0.67)	(0.42)

Net asset value, end of period	$10.00	$11.94	$10.34	$11.79	$10.88	$10.87
Total return[3]	(7.17)%	17.93%	(7.80)%	10.35%	6.76%	0.67%

Net assets, end of period (000s)	$34,058	$55,388	$30,425	$81,279	$25,088	$60,375

Ratios to average net assets:
Gross expenses	1.64%[4]	1.61%[5]	1.65%	1.63%[5]	1.69%[5]	1.66%[5]
Net expenses[6]	1.63 [4,7]	1.61 [5]	1.65 [7]	1.63 [5]	1.65 [5,7]	1.65 [5,7]
Net investment income	3.43 [4]	4.03	2.88	2.69	3.18	2.95

Portfolio turnover rate	69%[8]	165%	113%[8]	150%[8]	295%[8]	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 69% for the six months ended April 30, 2020, 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

58	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.95	$10.37	$11.80	$10.89	$10.91	$11.25

Income (loss) from operations:
Net investment income	0.20	0.49	0.38	0.34	0.36	0.36
Net realized and unrealized gain (loss)	(0.96)	1.38	(1.20)	0.80	0.35	(0.26)
Total income (loss) from operations	(0.76)	1.87	(0.82)	1.14	0.71	0.10

Less distributions from:
Net investment income	(0.60)	(0.29)	(0.39)	(0.19)	(0.31)	(0.26)
Net realized gains	(0.59)	—	(0.22)	(0.04)	(0.42)	(0.18)
Total distributions	(1.19)	(0.29)	(0.61)	(0.23)	(0.73)	(0.44)

Net asset value, end of period	$10.00	$11.95	$10.37	$11.80	$10.89	$10.91
Total return[3]	(7.07)%	18.26%	(7.45)%	10.66%	7.15%	1.00%

Net assets, end of period (millions)	$1,078	$1,275	$1,150	$1,057	$567	$513

Ratios to average net assets:
Gross expenses	1.31%[4]	1.30%	1.30%	1.30%	1.34%[5]	1.35%[5]
Net expenses[6]	1.31 [4,7]	1.30	1.30	1.30	1.34 [5]	1.35 [5,7]
Net investment income	3.73 [4]	4.39	3.43	3.01	3.45	3.28

Portfolio turnover rate	69%[8]	165%	113%[8]	150%[8]	295%[8]	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 69% for the six months ended April 30, 2020, 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	59

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.98	$10.39	$11.83	$10.92	$10.93	$11.25

Income (loss) from operations:
Net investment income	0.21	0.50	0.39	0.34	0.37	0.37
Net realized and unrealized gain (loss)	(0.97)	1.39	(1.22)	0.81	0.36	(0.25)
Total income (loss) from operations	(0.76)	1.89	(0.83)	1.15	0.73	0.12

Less distributions from:
Net investment income	(0.61)	(0.30)	(0.39)	(0.20)	(0.32)	(0.26)
Net realized gains	(0.59)	—	(0.22)	(0.04)	(0.42)	(0.18)
Total distributions	(1.20)	(0.30)	(0.61)	(0.24)	(0.74)	(0.44)

Net asset value, end of period	$10.02	$11.98	$10.39	$11.83	$10.92	$10.93
Total return[3]	(6.97)%	18.45%	(7.45)%	10.83%	7.22%	1.19%

Net assets, end of period (millions)	$203	$231	$166	$172	$180	$105

Ratios to average net assets:
Gross expenses	1.21%[4]	1.21%	1.21%	1.21%	1.23%[5]	1.25%[5]
Net expenses[6]	1.21 [4,7]	1.21	1.21	1.21	1.23 [5]	1.25 [5]
Net investment income	3.82 [4]	4.46	3.49	3.08	3.55	3.36

Portfolio turnover rate	69%[8]	165%	113%[8]	150%[8]	295%[8]	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 69% for the six months ended April 30, 2020, 113%, 151%, 297% and 117% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

60	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

62	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$539,102,453	—	$539,102,453
Sovereign Bonds	—	445,525,335	—	445,525,335
U.S. Treasury Inflation Protected Securities	—	92,835,713	—	92,835,713
Collateralized Mortgage Obligations	—	66,228,585	—	66,228,585
Non-U.S. Treasury Inflation Protected Securities	—	57,612,197	—	57,612,197
Asset-Backed Securities	—	32,482,230	—	32,482,230
Senior Loans	—	21,836,695	—	21,836,695
Municipal Bonds	—	5,648,297	—	5,648,297
Purchased Options:
Exchange-Traded Purchased Options	$933,172	—	—	933,172
OTC Purchased Options	—	547,905	—	547,905
Mortgage-Backed Securities	—	633,214	—	633,214
Common Stocks	310,405	—	—	310,405
U.S. Government & Agency Obligations	—	14,600	—	14,600
Total Long-Term Investments	1,243,577	1,262,467,224	—	1,263,710,801

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Sovereign Bonds	—	$3,331,620	—	$3,331,620
Money Market Funds	$6,139,140	—	—	6,139,140
Total Short-Term Investments	6,139,140	3,331,620	—	9,470,760
Total Investments	$7,382,717	$1,265,798,844	—	$1,273,181,561
Other Financial Instruments:
Futures Contracts	$68,706,913	—	—	$68,706,913
Forward Foreign Currency Contracts	—	$27,762,752	—	27,762,752
Centrally Cleared Interest Rate Swaps	—	4,703,529	—	4,703,529
OTC Interest Rate Swaps‡	—	2,049,133	—	2,049,133
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	5,224,247	—	5,224,247
Total Other Financial Instruments	$68,706,913	$39,739,661	—	$108,446,574
Total	$76,089,630	$1,305,538,505	—	$1,381,628,135

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$3,899,091	—	—	$3,899,091
OTC Written Options	—	$15,817,982	—	15,817,982
Futures Contracts	52,138,920	—	—	52,138,920
Forward Foreign Currency Contracts	—	17,838,207	—	17,838,207
Centrally Cleared Interest Rate Swaps	—	173,308,838	—	173,308,838
Total	$56,038,011	$206,965,027	—	$263,003,038

†	See Schedule of Investments for additional detailed categorizations.
‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the

64	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call

Western Asset Macro Opportunities Fund 2020 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

66	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2020, the total notional value of all credit default swaps to sell protection was $442,800,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2020, see Note 4.

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Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

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Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

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(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

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Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2020, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $33,656,189. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $4,520,000, which could be used to reduce the required payment.

At April 30, 2020, the Fund held non-cash collateral from Morgan Stanley & Co. Inc. in the amount of $1,007,692. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon the disposition of the securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2020, there were $25,228 of capital gains tax liabilities accrued on unrealized gains.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”), Western Asset Management Company Ltd in Japan (“Western Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

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Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 1.85%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2020, fees waived and/or expenses reimbursed amounted to $17,063, which included an affiliated money market fund waiver of $14,579.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2020, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended April 30, 2020, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

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For the six months ended April 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$2,341	$454	—
CDSCs	—	—	$3,549

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$314,183,931	$679,218,509
Sales	132,378,700	939,215,395

At April 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,365,354,964	$61,980,988	$(154,154,391)	$(92,173,403)
Swap contracts	(657,202)	11,972,663	(173,308,838)	(161,336,175)
Written options	(17,157,489)	7,701,921	(10,261,505)	(2,559,584)
Futures contracts	—	68,706,913	(52,138,920)	16,567,993
Forward foreign currency contracts	—	27,762,752	(17,838,207)	9,924,545

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Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$940,798	$522,205	$18,074	$1,481,077
Futures contracts[3]	68,130,508	576,405	—	68,706,913
OTC swap contracts[4]	2,049,133	—	—	2,049,133
Centrally cleared swap contracts[5]	4,703,529	—	5,224,247	9,927,776
Forward foreign currency contracts	—	27,762,752	—	27,762,752
Total	$75,823,968	$28,861,362	$5,242,321	$109,927,651

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$3,504,706	$16,035,441	$176,926	$19,717,073
Futures contracts[3]	51,035,055	1,103,865	—	52,138,920
Centrally cleared swap contracts[5]	173,308,838	—	—	173,308,838
Forward foreign currency contracts	—	17,838,207	—	17,838,207
Total	$227,848,599	$34,977,513	$176,926	$263,003,038

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

78	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(11,394,478)	$(7,884,932)	$453,415	$(18,825,995)
Written options	55,288,545	6,076,258	725,069	62,089,872
Futures contracts	75,008,195	3,397,264	—	78,405,459
Swap contracts	(77,991,407)	—	(3,592,360)	(81,583,767)
Forward foreign currency contracts	—	(16,690,864)	—	(16,690,864)
Total	$40,910,855	$(15,102,274)	$(2,413,876)	$23,394,705

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(3,074,426)	$(5,052,876)	$(281,723)	$(8,409,025)
Written options	2,466,949	(8,595,691)	224,826	(5,903,916)
Futures contracts	21,332,959	(2,876,496)	—	18,456,463
Swap contracts	(117,222,232)	—	4,923,896	(112,298,336)
Forward foreign currency contracts	—	15,683,449	—	15,683,449
Total	$(96,496,750)	$(841,614)	$4,866,999	$(92,471,365)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$6,133,678
Written options	18,490,382
Futures contracts (to buy)	5,743,611,909
Futures contracts (to sell)	3,054,867,069
Forward foreign currency contracts (to buy)	461,346,170
Forward foreign currency contracts (to sell)	628,466,479

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Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$2,864,031,537
Credit default swap contracts (to buy protection)†	10,345,981
Credit default swap contracts (to sell protection)	187,485,857

†	At April 30, 2020, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$18,049	$(176,926)	$(158,877)	$170,000	$11,123
BNP Paribas SA	26,553	(839,739)	(813,186)	80,000	(733,186)
Citibank N.A.	5,752,427	(10,391,382)	(4,638,955)	2,990,000	(1,648,955)
Goldman Sachs Group Inc.	8,758,739	(14,002,161)	(5,243,422)	670,000	(4,573,422)
JPMorgan Chase & Co.	4,574,405	(3,442,930)	1,131,475	610,000	1,741,475
Morgan Stanley & Co. Inc.	11,229,617	(4,803,051)	6,426,566	(1,007,692)	5,418,874
Total	$30,359,790	$(33,656,189)	$(3,296,399)	$3,512,308	$215,909

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

80	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

For the six months ended April 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$54,232	$27,156
Class A2	781	470
Class C	135,189	12,627
Class FI	63,031	45,541
Class I	—	630,211
Class IS	—	2,767
Total	$253,233	$718,772

For the six months ended April 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$463
Class A2	7
Class C	287
Class FI	536
Class I	13,297
Class IS	2,473
Total	$17,063

6. Distributions to shareholders by class

	Six Months Ended April 30, 2020	Year Ended October 31, 2019

Net Investment Income:
Class A	$2,138,948	$943,097
Class A2	28,860	12,583
Class C	1,156,579	420,361
Class FI	2,703,238	696,697
Class I	65,473,575	27,336,107
Class IS	11,873,845	4,291,176
Total	$83,375,045	$33,700,021
Net Realized Gains:
Class A	$2,225,265	—
Class A2	30,134	—
Class C	1,417,628	—
Class FI	2,826,912	—
Class I	64,676,742	—
Class IS	11,554,529	—
Total	$82,731,210	—

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Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At April 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,031,327	$11,210,982	1,211,717	$13,677,078
Shares issued on reinvestment	339,268	3,711,588	77,067	813,059
Shares repurchased	(1,119,641)	(11,765,944)	(1,488,480)	(16,439,564)
Net increase (decrease)	250,954	$3,156,626	(199,696)	$(1,949,427)
Class A2
Shares sold	11,718	$122,269	7,574	$85,681
Shares issued on reinvestment	5,442	58,994	1,203	12,583
Shares repurchased	(7,996)	(79,822)	(8,981)	(98,613)
Net increase (decrease)	9,164	$101,441	(204)	$(349)

Class C
Shares sold	345,626	$3,820,864	596,703	$6,518,392
Shares issued on reinvestment	189,244	2,053,299	33,913	355,068
Shares repurchased	(619,959)	(6,369,868)	(1,375,950)	(14,787,834)
Net decrease	(85,089)	$(495,705)	(745,334)	$(7,914,374)

Class FI
Shares sold	798,617	$8,580,355	2,640,439	$28,819,426
Shares issued on reinvestment	505,228	5,527,197	66,038	696,697
Shares repurchased	(2,538,518)	(26,131,551)	(1,007,818)	(11,125,498)
Net increase (decrease)	(1,234,673)	$(12,023,999)	1,698,659	$18,390,625

Class I
Shares sold	28,172,628	$309,422,778	46,174,500	$515,478,625
Shares issued on reinvestment	8,687,050	94,862,588	1,820,972	19,174,834
Shares repurchased	(35,774,468)	(368,271,606)	(52,165,044)	(567,825,301)
Net increase (decrease)	1,085,210	$36,013,760	(4,169,572)	$(33,171,842)

Class IS
Shares sold	8,268,099	$90,179,059	10,102,800	$111,973,344
Shares issued on reinvestment	1,381,147	15,109,746	228,726	2,413,064
Shares repurchased	(8,639,660)	(85,720,728)	(6,978,655)	(77,177,150)
Net increase	1,009,586	$19,568,077	3,352,871	$37,209,258

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset

82	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended April 30, 2020. The following transactions were effected in shares of such companies for the six months ended April 30, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$68,646,398	$60,700,000	60,700,000	$129,346,398	129,346,398
Western Asset Premier Institutional Government Reserves, Premium Shares	—	414,713,889	414,713,889	408,574,749	408,574,749
	$68,646,398	$475,413,889		$537,921,147

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$56,687	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	198,345	—	$6,139,140
	—	$255,032	—	$6,139,140

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of

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Notes to financial statements (unaudited) (cont’d)

$265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended April 30, 2020, the Fund incurred a commitment fee in the amount of $5,593. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2020.

10. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

***

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

84	Western Asset Macro Opportunities Fund 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 10, 2019 and October 29, 2019. At a meeting held on November 18, 2019, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three- and five-year periods ended June 30, 2019. In that connection, the Directors noted that the performance of the Fund exceeded its peer group’s average performance for all such periods. The Directors also noted that the Fund’s performance exceeded that of its benchmark for all such periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

86	Western Asset Macro Opportunities Fund

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Macro Opportunities Fund	87

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”), and Western Asset Management Company Ltd in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers” and together with Western Asset, the “Subadvisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current Sub-advisory Agreements between the Manager and the Subadvisers (the “Current Sub-advisory Agreements” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Directors of Western Asset Funds, Inc. (the “Corporation”) held on April 14, 20201, the Board, including the Directors who are not considered to be “interested persons” of the Corporation (the “Independent Directors”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Corporation and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Fund, a series of the Corporation, and the new sub-advisory agreements (the “New Sub-Advisory Agreements”, collectively, the “New Agreements”) between the Manager and the Subadvisers , each an affiliate of the Manager, with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Directors have also approved an interim investment management agreement between the Manager and the

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Directors participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Directors, including a majority of the Independent Directors, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

88	Western Asset Macro Opportunities Fund

Fund (the “Interim Management Agreement”) and an interim sub-advisory agreement between the Manager and the Subadvisers (the “Interim Sub-advisory Agreements” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

On March 9, 2020, during a telephonic meeting, the Directors discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Directors met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Directors met separately, with the assistance of their independent legal counsel to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Directors considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Directors in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Directors sought additional information as it deemed necessary and appropriate. In connection with the Directors’ consideration of the New Agreements, the Directors worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Directors requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Directors submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Directors reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Directors.

Western Asset Macro Opportunities Fund	89

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of each Subadviser) and Franklin Templeton made presentations to, and responded to questions from, the Directors. After the presentations and after reviewing the written materials provided, the Independent Directors met in executive session with their counsel to consider the New Agreements.

The Directors’ evaluation of the New Agreements reflected the information provided specifically in connection with their review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board of Directors in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Directors considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton has informed the Directors that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason have informed the Directors that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason have informed the Directors regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi)

that Franklin Templeton has informed the Directors that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Directors before making any changes;

(vii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

90	Western Asset Macro Opportunities Fund

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Directors approve the New Agreements;

(xiv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Directors in the exercise of their business judgment during those years, and that within the past year the Directors had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Directors’ business judgment that the Subadvisers had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund, taking into account the applicable agreed-upon fee reductions, represented reasonable compensation to the Advisers in light of the services provided, the costs to the applicable Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Directors considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Current Agreements were considered and approved in November 2019;

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Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(xvi)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii)

that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Directors that it would conduct their business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Directors shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In their deliberations, the Directors considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between the Manager and the Non-U.S. Subadvisers with respect to the Fund in addition to the information provided by Franklin Templeton in connection with their evaluation of the New Agreements. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because the Manager pays the Subadvisers for services provided to the Fund out of the management fee the Manager receives from the Fund. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

92	Western Asset Macro Opportunities Fund

The information provided and presentations made to the Directors encompassed the Fund and all other funds for which the Directors have responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreement.

The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Directors also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Directors considered the New Management Agreement and the New Sub-Advisory Agreements separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Directors received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Subadvisers under the New Agreements, the Directors considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Boards that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Subadvisers , including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Directors have received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Directors’ evaluation of the services provided by the Manager and the Subadvisers took into account the Directors’ knowledge gained as Directors of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and shareholder support services. In addition, the Directors reviewed the quality of the Manager’s and the Subadvisers’ services with respect to compliance with the investment policies of the Fund and conditions that might affect the Manager’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the New Agreements, including its business reputation, financial condition and operational stability. The Directors observed that the scope of services

Western Asset Macro Opportunities Fund	93

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Directors also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Directors also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadvisers’ risk management processes.

The Directors considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Directors also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadvisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Directors considered the experience of each Adviser’s personnel in providing the types of services that the Adviser is responsible for providing to the Fund; the ability of each Adviser to attract and retain capable personnel; the investment philosophy and research and decision-making processes of the Subadvisers; the capability and integrity of each Adviser’s senior management and staff; and the level of skill required to provide the applicable services to the Fund. The Directors also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Directors considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. The Directors also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Directors considered management’s periodic reports to the Directors on, among other things, its business plans and any organizational changes. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that the Manager and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an

94	Western Asset Macro Opportunities Fund

independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Directors were provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Directors found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Directors also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Directors considered the Fund’s performance in light of overall financial market conditions.

The Directors noted that the performance of the Fund exceeded its peer group’s average performance for the one-, three- and five-years periods ended December 31, 2019. With respect to the Fund, the Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Directors concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

The Directors considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Directors considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Directors also considered the management fee payable by the Fund to the Manager, the total expenses payable by the Fund and the fact that the Manager pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to the Manager was higher than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and

Western Asset Macro Opportunities Fund	95

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Directors determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

The Directors received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Directors also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Directors received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Directors not excessive in light of the nature, extent and quality of the services provided to the Fund. The Directors noted that Western Asset does not have soft dollar arrangements.

The Directors considered, in light of the profitability information provided by the Manager and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

The Directors noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Subadvisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Directors noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

96	Western Asset Macro Opportunities Fund

The Directors further evaluated the benefits of the advisory relationship to the Manager and the Subadvisers, including, among others, the profitability of the relationship to the Manager and the Subadvisers, the direct and indirect benefits that the Manager and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between the Manager, the Subadvisers and certain service providers for the Fund. The Directors considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Directors considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Directors considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by the Manager and the Subadvisers, but they would continue to closely monitor the performance of the Manager and the Subadvisers. After consideration all of the factors and information, and in the exercise of its business judgment, the Directors, including the Independent Directors, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Western Asset Macro Opportunities Fund	97

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Directors of the Corporation. Shareholders of the Fund and each other series of the Corporation voted together as a single class to elect the Board.

Shareholders of the Corporation voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Directors:

Director	For	Withheld
Robert Abeles, Jr.	2,791,652,617	30,297,354
Jane F. Dasher	2,792,912,395	29,037,576
Anita L. DeFrantz	2,792,511,958	29,438,013
Avedick B. Poladian	2,792,320,211	29,629,760
Susan B. Kerley	2,788,394,406	33,555,565
William E.B. Siart	2,791,341,381	30,608,590
Jaynie Miller Studenmund	2,792,832,592	29,117,379
Ronald L. Olson	2,782,642,169	39,307,802
Peter J. Taylor	2,792,774,253	29,175,718
Jane E. Trust	2,783,998,172	37,951,799

The above Directors have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

98	Western Asset Macro Opportunities Fund

Western Asset

Macro Opportunities Fund

Directors*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Director.

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX016460 6/20 SR20-3903

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2020